INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$29,754
Federal Net Operating loss	12,810
Total deferred tax asset	42,564
Valuation allowance	(42,564)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision

December 31, 2020
Federal
Current	$—
Deferred	(42,564)

State
Current	—
Deferred	—
Change in valuation allowance	42,564
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent Book/Tax Differences	(22.0)%
Change in valuation allowance	(1.0)%
Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction in Florida and is subject to examination by the various taxing authorities.